Reconciliations of Segment Information to Consolidated Totals (Parenthetical) (Detail) - Adjustment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Compensation expense	$ 1,200	$ 1,300	$ 1,600
Professional fees	$ 310	$ 365	$ 612